Shareholder Report, Holdings (Details)	Jun. 30, 2024
U.S. Global Jets ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
U.S. Global Jets ETF | Southwest Airlines Company [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
U.S. Global Jets ETF | American Airlines Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
U.S. Global Jets ETF | Delta Air Lines, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
U.S. Global Jets ETF | United Airlines Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
U.S. Global Jets ETF | Sun Country Airlines Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
U.S. Global Jets ETF | JetBlue Airways Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
U.S. Global Jets ETF | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
U.S. Global Jets ETF | Spirit Airlines, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
U.S. Global Jets ETF | Air Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
U.S. Global Jets ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	75.80%
U.S. Global Jets ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
U.S. Global Jets ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
U.S. Global Jets ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
U.S. Global GO GOLD and Precious Metal Miners ETF | Royal Gold, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
U.S. Global GO GOLD and Precious Metal Miners ETF | Franco-Nevada Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | Wheaton Precious Metals Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | B2Gold Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Sandstorm Gold, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | Triple Flag Precious Metals Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | Dundee Precious Metals, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Osisko Gold Royalties, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
U.S. Global GO GOLD and Precious Metal Miners ETF | Harmony Gold Mining Company, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
U.S. Global GO GOLD and Precious Metal Miners ETF | Cash & Other1 [Member]
Holdings [Line Items]
Percent of Total Investments	(6.30%)
U.S. Global GO GOLD and Precious Metal Miners ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
U.S. Global GO GOLD and Precious Metal Miners ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
U.S. Global GO GOLD and Precious Metal Miners ETF | Canada
Holdings [Line Items]
Percent of Total Investments	58.70%
U.S. Global GO GOLD and Precious Metal Miners ETF | United States
Holdings [Line Items]
Percent of Total Investments	17.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Australia
Holdings [Line Items]
Percent of Total Investments	13.70%
U.S. Global GO GOLD and Precious Metal Miners ETF | South Africa
Holdings [Line Items]
Percent of Total Investments	10.60%
U.S. Global GO GOLD and Precious Metal Miners ETF | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Jersey
Holdings [Line Items]
Percent of Total Investments	2.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | Peru
Holdings [Line Items]
Percent of Total Investments	2.00%
U.S. Global Sea to Sky Cargo ETF | Hafnia, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
U.S. Global Sea to Sky Cargo ETF | TORM plc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
U.S. Global Sea to Sky Cargo ETF | COSCO SHIPPING Holdings Company, Ltd. - H-Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
U.S. Global Sea to Sky Cargo ETF | BW LPG, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
U.S. Global Sea to Sky Cargo ETF | SITC International Holdings Company, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
U.S. Global Sea to Sky Cargo ETF | Teekay Tankers, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
U.S. Global Sea to Sky Cargo ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
U.S. Global Sea to Sky Cargo ETF | Hoegh Autoliners ASA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
U.S. Global Sea to Sky Cargo ETF | Scorpio Tankers, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
U.S. Global Sea to Sky Cargo ETF | Ardmore Shipping Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
U.S. Global Sea to Sky Cargo ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
U.S. Global Sea to Sky Cargo ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
U.S. Global Sea to Sky Cargo ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
U.S. Global Sea to Sky Cargo ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
U.S. Global Sea to Sky Cargo ETF | Canada
Holdings [Line Items]
Percent of Total Investments	4.90%
U.S. Global Sea to Sky Cargo ETF | United States
Holdings [Line Items]
Percent of Total Investments	22.40%
U.S. Global Sea to Sky Cargo ETF | United Kingdom
Holdings [Line Items]
Percent of Total Investments	7.10%
U.S. Global Sea to Sky Cargo ETF | China
Holdings [Line Items]
Percent of Total Investments	13.20%
U.S. Global Sea to Sky Cargo ETF | Singapore
Holdings [Line Items]
Percent of Total Investments	10.20%
U.S. Global Sea to Sky Cargo ETF | Norway
Holdings [Line Items]
Percent of Total Investments	8.30%
U.S. Global Sea to Sky Cargo ETF | Japan
Holdings [Line Items]
Percent of Total Investments	5.60%
U.S. Global Sea to Sky Cargo ETF | Hong Kong
Holdings [Line Items]
Percent of Total Investments	5.00%
U.S. Global Sea to Sky Cargo ETF | Monaco
Holdings [Line Items]
Percent of Total Investments	4.20%